Warrants reserve (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Dividend yield	0.00%
Risk free interest	3.35%
Weighted average exercise price	$ 0.72	$ 0.94	$ 1.19
Weighted average remaining contractual life of outstanding share options	3 years 7 months 6 days
Five Year Warrants [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants	17,948,718	16,461,539
Warrant excsersie price	$ 0.44	$ 0.80
Fair value warrant	$ 2,670
Five Year Warrants 1 [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants	628,205
Five Year Warrants One [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants	17,948,718	16,461,539
Fair value warrant		$ 7,800
Dividend yield	0.00%	0.00%
Risk free interest	1.65%	0.46%
Volatility	52.00%	62.00%
Expected life	60 months	60 months
Five Year Warrants Two [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants	628,205	1,152,307
Fair value warrant	$ 90	$ 500
Dividend yield	0.00%	0.00%
Risk free interest	1.65%	0.46%
Volatility	52.00%	62.00%
Expected life	60 months	60 months
Three Year Warrants [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants		2,777,268
Warrant excsersie price		$ 1.50
Five Years Warrants [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants		1,152,307
Three Year Warrants One [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants		2,777,268
Fair value warrant		$ 400
Dividend yield		0.00%
Risk free interest		0.18%
Volatility		69.00%
Expected life		36 months
Warrants [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 0.72